Goodwill and Other Intangible Assets, Net - Summary of Goodwill and Other Intangible Assets (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	₩ 5,170,825	₩ 5,952,269	₩ 6,088,729
Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	1,125,149	1,349,838	1,375,131
Intellectual property rights [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	2,399,525	2,449,193	2,521,171
Premium in rental [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	134,793	118,310	119,039
Development costs [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	99,163	80,218	117,012
Port facilities usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	305,081	309,373	256,617
Exploration and evaluation assets [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	192,130	205,944	162,268
Customer relationships [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	421,773	466,945	514,245
Power generation permit [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets		539,405	539,405
Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	493,211	433,043	₩ 483,841
Gross amount [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	8,494,949	8,686,709
Gross amount [member] | Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	1,603,308	1,604,288
Gross amount [member] | Intellectual property rights [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	3,300,638	3,140,159
Gross amount [member] | Premium in rental [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	158,338	139,873
Gross amount [member] | Development costs [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	445,752	397,129
Gross amount [member] | Port facilities usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	724,375	705,692
Gross amount [member] | Exploration and evaluation assets [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	285,845	296,320
Gross amount [member] | Customer relationships [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	860,951	857,624
Gross amount [member] | Power generation permit [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets		539,405
Gross amount [member] | Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	1,115,742	1,006,219
Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	(3,324,010)	(2,734,397)
Government grants	(114)	(43)
Accumulated depreciation, amortization and impairment [member] | Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	(478,159)	(254,450)
Accumulated depreciation, amortization and impairment [member] | Intellectual property rights [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	(901,113)	(690,966)
Accumulated depreciation, amortization and impairment [member] | Premium in rental [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	(23,545)	(21,563)
Accumulated depreciation, amortization and impairment [member] | Development costs [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	(346,589)	(316,892)
Government grants		(19)
Accumulated depreciation, amortization and impairment [member] | Port facilities usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	(419,294)	(396,319)
Accumulated depreciation, amortization and impairment [member] | Exploration and evaluation assets [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	(93,715)	(90,376)
Accumulated depreciation, amortization and impairment [member] | Customer relationships [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	(439,178)	(390,679)
Accumulated depreciation, amortization and impairment [member] | Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	(622,417)	(573,152)
Government grants	₩ (114)	₩ (24)